UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

DECEMBER 31, 2008

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  FEBRUARY 12, 2009


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	75
Form 13F Information Table Value Total:	$135,125

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III









            FORM 13F










 AS OF DECEMBER 31, 2008





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison
III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of
Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a)
Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ALLIANT TECHSYSTEMS INC CMN
Common
018804104
         6,257,050
             72,960
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103
         1,740,273
           115,556
X


Walter Harrison
X


AMAZON.COM INC CMN
Common
023135106
         1,015,344
             19,800
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP (DEL) CMN
Common
030145205
            257,419
           468,035
X


Walter Harrison
X


ANALOG DEVICES, INC. CMN
Common
032654105
         1,474,050
             77,500
X


Walter Harrison
X


ANTHRACITE CAPITAL INC CMN
Common
037023108
              97,948
             43,923
X


Walter Harrison
X


APPLE, INC. CMN
Common
037833100
         1,365,600
             16,000
X


Walter Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058100

         4,055,949

           143,168
X


Walter Harrison
X


BARRICK GOLD CORPORATION CMN
Common
067901108
         1,029,560
             28,000
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103
              20,804
             34,725
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103
            920,763
             78,900
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASS A
Common
111320107
         1,048,746
             61,800
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS A
Common
118759109
            195,201
             10,540
X


Walter Harrison
X


BURGER KING HOLDINGS, INC.
Common
121208201
         1,420,860
             59,500
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         2,888,586
           155,887
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
         1,517,613
             47,589
X


Walter Harrison
X


CHIPOTLE MEXICAN GRILL, INC. CMN CLASS A
Common
169656105
            836,730
             13,500
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
         8,606,449
           321,376
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         1,925,030
           118,100
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
         6,561,946
           228,321
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         2,617,430
           157,962
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         2,044,791
           195,300
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
         5,558,220
             73,000
X


Walter Harrison
X


FANNIE MAE COMMON STOCK CMN
Common
313586109
                    608
                   800
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN CLASS A
Common
345550107
         1,007,010
           150,300
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION 1
UNT=1SHR+2WRN
Common
37185Y203
         1,506,977
           262,083
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION CMN
Common
37185Y104
              95,618
             16,317
X


Walter Harrison
X


GILEAD SCIENCES CMN
Common
375558103
            823,354
             16,100
X


Walter Harrison
X


GOLDCORP INC CMN
Common
380956409
            945,900
             30,000
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
            972,850
           972,850
X


Walter Harrison
X


HOME DEPOT, INC
Common
437076102
         3,241,216
           140,800
X


Walter Harrison
X


ILLUMINA INC CMN
Common
452327109
            903,935
             34,700
X


Walter Harrison
X


IMPERIAL CAPITAL BANCORP INC CMN
Common
452680101
            120,926
             53,745
X


Walter Harrison
X


JPMORGAN CHASE & CO CMN
Common
46625H100
         1,608,030
             51,000
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES  CLASS
Common
48248A306
            249,008
           157,600
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS A
Common
50075N104
         3,658,205
           136,246
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
            720,251
           179,167
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
            389,648
           113,600
X


Walter Harrison
X


MASSEY ENERGY COMPANY CMN
Common
576206106
            168,169
             12,195
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS, INC
Common
57772K101
         2,044,180
           179,000
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
            417,989
           102,700
X


Walter Harrison
X


MCDERMOTT INTL CMN
Common
580037109
            741,000
             75,000
X


Walter Harrison
X


MERRILL LYNCH & CO., INC. CMN
Common
590188108
         1,608,113
           138,154
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
         4,445,030
             65,950
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         1,558,116
             80,150
X


Walter Harrison
X


MONSANTO COMPANY CMN
Common
61166W101
         1,343,685
             19,100
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC CMN
Common
649445103
         1,086,698
             90,861
X


Walter Harrison
X


OCWEN FINANCIAL CORPORATION CMN
Common
675746309
         3,734,442
           406,802
X


Walter Harrison
X


PHILLIP MORRIS INTL INC
Common
718172109
         4,579,689
           105,256
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         1,464,558
             55,100
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107
            289,622
             17,900
X


Walter Harrison
X


PULTE HOMES, INC. CMN
Common
745867101
         3,134,724
           286,800
X


Walter Harrison
X


QUANTA SERVICES INC CMN
Common
74762E102
         1,582,020
             79,900
X


Walter Harrison
X


RADIAN GROUP INC. CMN
Common
750236101
            823,209
           223,698
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
         1,232,061
           365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
         2,767,281
           185,599
X


Walter Harrison
X


RESEARCH IN MOTION LIMITED CMN
Common
760975102
            998,268
             24,600
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127U101
                3,832
                     51
X


Walter Harrison
X


SCHERING-PLOUGH CORP CMN
Common
806605101
         2,138,968
           125,600
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102
            636,528
             71,200
X


Walter Harrison
X


SHAW GROUP INC CMN
Common
820280105
         1,050,111
             51,300
X


Walter Harrison
X


SHIRE PLC SPONSORED ADR CMN
Common
82481R106
         3,098,776
             69,200
X


Walter Harrison
X


SPDR GOLD TRUST ETF
Common
78463V107
         2,509,080
             29,000
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106
              56,408
             11,259
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         7,729,179
           181,564
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317105
         2,913,376
           289,600
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         4,171,193
           166,781
X


Walter Harrison
X


UNITED STATES OIL FUND LP ETF
Common
91232N108
         2,922,730
             88,300
X


Walter Harrison
X


VISA INC.
Common
92826C839
         1,101,450
             21,000
X


Walter Harrison
X


WELLPOINT, INC. CMN
Common
94973V107
         1,895,850
             45,000
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
            403,180
             16,205
X


Walter Harrison
X


WPT ENTERPRISES, INC. CMN
Common
98211W108
              52,812
           122,819
X


Walter Harrison
X


WTS/DIME BANCORP INC 0.0000 EXP01/01/2059
LITIGATION TRACKING
Common
25429Q110
                3,807
           190,339
X


Walter Harrison
X


WTS/GENEVA ACQUISITION CORP 5.0000
EXP02/12/2011
Common
37185Y112
                      53
                2,634
X


Walter Harrison
X


WYNN RESORTS, LIMITED CMN
Common
983134107
            718,420
             17,000
X


Walter Harrison
X


Total Market Value


135,124,505







